UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2010

Item 1. Reports to Stockholders

Fidelity®
Select Portfolios®

Money Market Portfolio

Annual Report

February 28, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Fund Update *	<Click Here>
Notes to Financial Statements	<Click Here>
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>
Prospectus	P-1

* Fund update includes: Investment Changes, Investments, and Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 slowed in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Actual	.31%	$ 1,000.00	$ 1,001.00	$ 1.54
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.26	$ 1.56

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 2/28/10	% of fund's investments 8/31/09	% of fund's investments 2/28/09
0 - 30	50.0	33.1	30.5
31 - 90	29.2	41.9	45.0
91 - 180	14.1	14.6	13.4
181 - 397	6.7	10.4	11.1
Weighted Average Maturity
	2/28/10	8/31/09	2/28/09
Select Money Market Portfolio	58 Days	71 Days	79 Days
All Taxable Money Market Funds Average*	48 Days	52 Days	49 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2010
Corporate Bonds 0.8%
Commercial Paper 13.6%
Bank CDs, BAs, TDs, and Notes 56.6%
Government Securities † 15.9%
Repurchase Agreements 14.6%
Other Investments 0.2%
Net Other Assets** (1.7)%

As of August 31, 2009
Corporate Bonds 1.6%
Commercial Paper 16.1%
Bank CDs, BAs, TDs, and Notes 54.0%
Government Securities † 22.5%
Repurchase Agreements 5.9%
Other Investments 0.8%
Net Other Assets ** (0.9)%

Current and Historical Seven-Day Yields
	3/2/10	12/1/09	9/1/09	6/2/09	3/3/09
Money Market Portfolio	0.09%	0.18%	0.37%	0.74%	1.03%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

* Source: iMoneyNet,Inc

** Net Other Asset are not included in the pie chart.

† Includes FDIC Guaranteed Corporate Securities

Annual Report

Investments February 28, 2010

Showing Percentage of Net Assets

Corporate Bonds - 0.8%
Due Date	Yield (a)	Principal Amount	Value
Florida Timber Finance III LLC
3/5/10	0.23% (e)	$ 40,000,000	$ 40,000,000
General Electric Capital Corp.
3/11/11	0.46	10,500,000	10,643,473
LP Pinewood SPV LLC
3/5/10	0.23 (e)	10,000,000	10,000,000
TOTAL CORPORATE BONDS			60,643,473
Certificates of Deposit - 48.4%

London Branch, Eurodollar, Foreign Banks - 15.2%
Banco Bilbao Vizcaya Argentaria SA
5/28/10	0.25	47,000,000	47,000,574
Commonwealth Bank of Australia
8/23/10 to 9/24/10	0.33 to 0.50	48,000,000	48,000,000
Credit Agricole SA
3/1/10 to 7/26/10	0.25 to 0.67 (e)	270,000,000	270,000,000
Credit Industriel et Commercial
3/3/10 to 6/1/10	0.34 to 0.41	155,000,000	155,000,000
Danske Bank AS
4/15/10 to 4/22/10	0.21	46,000,000	46,000,000
DZ BANK AG Deutsche Zentral-Genossenschaftsbank
3/24/10	0.21	12,000,000	12,000,000
HSBC Bank PLC
11/22/10 to 12/21/10	0.58 to 0.60	38,000,000	38,000,000
ING Bank NV
3/8/10 to 5/25/10	0.22 to 0.25	75,000,000	75,000,000
5/4/10 to 5/17/10	0.25 to 0.26	83,000,000	83,000,000
Landesbank Hessen-Thuringen
3/15/10 to 8/3/10	0.41 to 0.63	123,000,000	123,000,000
National Australia Bank Ltd.
3/10/10 to 4/1/10	0.35 to 0.40	225,000,000	225,000,000
UniCredit SpA
3/3/10 to 3/12/10	0.24	54,000,000	54,000,000
			1,176,000,574

Due Date	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 33.2%
ABN-AMRO Bank NV
4/6/10	0.27%	$ 47,000,000	$ 47,000,000
Banco Bilbao Vizcaya Argentaria SA New York Branch
3/17/10 to 6/16/10	0.25 to 0.37 (e)	122,000,000	122,001,947
Bank of Nova Scotia
3/8/10 to 5/25/10	0.25 to 0.45 (e)	107,000,000	107,000,000
Bank of Nova Scotia Institutional
3/8/10	0.24 (e)	49,000,000	49,000,000
Bank of Tokyo-Mitsubishi
4/12/10 to 5/4/10	0.21	93,000,000	93,000,000
Bank Tokyo-Mitsubishi UFJ Ltd.
3/1/10 to 4/30/10	0.20 to 0.21	86,000,000	86,000,000
Barclays Bank PLC
3/16/10	0.34 (e)	99,000,000	99,000,000
Barclays Bank PLC New York Branch
3/31/10	0.20	25,000,000	25,000,000
BNP Paribas New York Branch
8/3/10 to 9/20/10	0.33 to 0.45	261,000,000	261,000,000
BNP Paribas SA
8/5/10 to 8/12/10	0.40	61,000,000	61,000,000
Calyon New York Branch
7/6/10	0.40	61,000,000	61,000,000
Canadian Imperial Bank of Commerce, New York
3/9/10 to 3/17/10	0.26 to 0.28 (e)	99,000,000	99,000,000
Commerzbank AG
3/1/10 to 3/2/10	0.35	61,000,000	61,000,000
Commerzbank AG New York Branch
3/10/10 to 8/10/10	0.23 to 0.45 (e)	163,000,000	163,000,000
Fortis Bank New York Branch
3/24/10	0.20	17,000,000	17,000,000
Lloyds TSB Bank PLC New York Branch
3/22/10	0.21	59,000,000	59,000,000
Natexis Banques Populaires NY
3/1/10 to 5/19/10	0.30 to 1.05 (e)	144,000,000	144,000,000
Natixis New York Branch
3/12/10 to 3/22/10	0.30 to 1.05 (e)	83,000,000	83,000,000
Rabobank Nederland
3/5/10 to 5/18/10	0.23 to 0.60 (e)	199,000,000	199,005,902
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - continued
Rabobank Nederland New York Branch
3/8/10 to 8/30/10	0.23 to 0.28% (e)	$ 157,000,000	$ 157,000,000
Royal Bank of Canada
4/1/10	0.57 (e)	75,000,000	75,000,000
Royal Bank of Canada New York Branch
3/17/10 to 3/29/10	0.23 (e)	11,000,000	11,000,000
Royal Bank of Scotland PLC
3/16/10 to 4/1/10	0.73 to 0.80	76,000,000	76,000,000
Royal Bank of Scotland PLC Connecticut Branch
3/22/10 to 5/21/10	0.51 to 0.54 (e)	80,000,000	80,000,000
Royal Bank Scotland NV Chicago
5/24/10	0.30	26,000,000	26,000,000
Skandinaviska Enskilda Banken New York Branch
5/4/10	0.30	31,000,000	31,000,000
Societe Generale
5/5/10	0.55 (e)	13,000,000	13,000,000
Societe Generale Institutional CD Program
3/2/10 to 3/8/10	0.26 to 0.27 (e)	112,000,000	112,000,000
Sumitomo Mitsui Banking Corp. New York Branch
4/28/10	0.21	10,000,000	10,000,000
Toronto-Dominion Bank
3/5/10 to 4/16/10	0.23 to 0.65 (e)	50,000,000	50,000,000
Toronto-Dominion Bank New York Branch
12/20/10	0.50	48,000,000	48,000,000
3/4/10	0.23 (e)	12,000,000	12,000,000
UniCredito Italiano SpA, New York
4/27/10	0.30	39,000,000	39,000,000
			2,576,007,849
TOTAL CERTIFICATES OF DEPOSIT			3,752,008,423
Commercial Paper - 13.6%

Abbott Laboratories
4/26/10	0.32 (e)	37,000,000	37,000,000
Autobahn Funding
3/1/10	0.20	10,000,000	10,000,000
Banco Bilbao Vizcaya Argentaria SA (London Branch)
3/18/10	0.30	25,000,000	24,996,458
Bayerische Landesbank
3/11/10	0.40	67,000,000	66,992,556
Commerzbank U.S. Finance, Inc.
3/10/10 to 8/10/10	0.20 to 0.45	90,000,000	89,901,550
CVS Caremark Corp.
3/1/10	0.20	3,000,000	3,000,000

Due Date	Yield (a)	Principal Amount	Value
Dakota Notes (Citibank Credit Card Issuance Trust)
3/5/10 to 4/7/10	0.20 to 0.21%	$ 27,000,000	$ 26,998,963
Devon Energy Corp.
3/8/10 to 3/11/10	0.22 to 0.24	40,000,000	39,997,739
DnB NOR Bank ASA
3/19/10 to 4/1/10	0.22 (e)	67,000,000	67,000,000
Groupe BPCE
4/6/10	0.30	28,000,000	27,991,600
Irish Republic
3/2/10 to 5/21/10	0.32 to 0.40	53,000,000	52,958,538
Landesbank Hessen-Thuringen
7/6/10 to 8/9/10	0.63	30,000,000	29,926,780
Natexis Banques Populaires U.S. Finance Co. LLC
5/18/10	0.30	71,000,000	70,953,850
Nationwide Building Society
3/1/10 to 6/1/10	0.25 to 0.37	31,000,000	30,992,083
Norddeutsche Landesbank (New York Branch)
3/15/10 to 5/11/10	0.33 to 0.40	47,000,000	46,976,977
Pfizer, Inc.
4/20/10 to 4/30/10	0.60 to 0.65	34,000,000	33,966,716
Societe Generale North America, Inc.
4/6/10	0.21	15,000,000	14,996,850
Toronto Dominion Holdings (USA)
3/8/10	0.55	5,000,000	4,999,465
Toyota Motor Credit Corp.
4/1/10 to 5/17/10	0.25 to 0.27	51,000,000	50,976,980
Transocean Ltd.
3/8/10	0.25	5,000,000	4,999,757
UniCredito Italiano Bank (Ireland) PLC
4/22/10 to 5/28/10	0.30 to 0.36	118,000,000	117,920,513
Vodafone Group PLC
3/1/10	0.20	4,000,000	4,000,000
Westpac Banking Corp.
3/11/10 to 5/11/10	0.26 to 0.70 (e)	182,000,000	181,965,486
XTO Energy, Inc.
3/17/10 to 3/26/10	0.24	14,000,000	13,998,267
TOTAL COMMERCIAL PAPER			1,053,511,128
U.S. Government and Government Agency Obligations - 2.4%
Due Date	Yield (a)	Principal Amount	Value
Other Government Related - 2.4%
Bank of America NA (FDIC Guaranteed)
3/15/10 to 4/29/10	0.28 to 0.30% (c)(e)	$ 113,347,000	$ 113,347,000
Citibank NA (FDIC Guaranteed)
3/30/10	0.30 (c)(e)	5,000,000	5,000,000
General Electric Capital Corp. (FDIC Guaranteed)
4/8/10	0.30 (c)(e)	68,625,000	68,625,000
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			186,972,000
Federal Agencies - 5.1%

Federal Home Loan Bank - 5.1%
3/2/10 to 8/17/10	0.14 to 1.07 (d)(e)	393,000,000	392,987,109
U.S. Treasury Obligations - 8.4%

U.S. Treasury Bills - 7.4%
3/11/10 to 12/16/10	0.20 to 0.71	572,000,000	571,004,203
U.S. Treasury Notes - 1.0%
5/15/10 to 8/15/10	0.40 to 0.50	81,000,000	82,062,296
TOTAL U.S. TREASURY OBLIGATIONS			653,066,499
Bank Notes - 0.3%

Bank of America NA
3/4/10	0.28 (e)	24,000,000	24,000,000
Medium-Term Notes - 7.3%

AT&T, Inc.
4/2/10	0.70 (b)(e)	65,000,000	65,000,000
Banque Federative du Credit Mutuel
2/28/10	0.65 (b)(e)	28,000,000	28,000,000
Berkshire Hathaway, Inc.
5/10/10	0.23 (e)	18,500,000	18,500,000
BNP Paribas SA
5/13/10	0.50 (e)	36,000,000	36,000,000
BP Capital Markets PLC
3/11/10	0.39 (e)	25,000,000	25,000,000
Cellco Partnership
3/29/10	0.80 (b)(e)	34,000,000	34,000,000
Commonwealth Bank of Australia
3/4/10 to 3/15/10	0.28 (b)(e)	98,000,000	98,000,000

Due Date	Yield (a)	Principal Amount	Value
Metropolitan Life Global Funding I
6/3/10	0.95% (b)(e)	$ 13,000,000	$ 13,000,000
New York Life Insurance Co.
3/31/10 to 5/14/10	1.30 to 1.40 (e)(g)	47,000,000	47,000,000
Royal Bank of Canada
3/15/10	0.67 (b)(e)	50,000,000	50,000,000
Verizon Communications, Inc.
3/15/10	0.65 (e)	17,000,000	17,000,000
Westpac Banking Corp.
3/23/10 to 5/11/10	0.26 to 0.29 (b)(e)	136,000,000	136,000,000
TOTAL MEDIUM-TERM NOTES			567,500,000
Short-Term Notes - 0.1%

Metropolitan Life Insurance Co.
4/1/10	1.00 (e)(g)	5,000,000	5,000,000
Time Deposits - 0.5%

Banco Santander SA
3/31/10 to 4/16/10	0.25	40,000,000	40,000,000
Asset-Backed Securities - 0.2%

Bank of America Auto Trust
9/15/10	0.39 (b)	2,130,932	2,130,932
Honda Auto Receivables Owner Trust
7/15/10	0.74	2,993,253	2,993,253
John Deere Owner Trust
7/2/10 to 11/2/10	0.34 to 1.12	13,940,828	13,940,828
TOTAL ASSET-BACKED SECURITIES			19,065,013
Municipal Securities - 0.0%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2008 J2, 0.17%, VRDN
3/5/10	0.17 (e)	3,000,000	3,000,000
Repurchase Agreements - 14.6%
	Maturity Amount	Value
In a joint trading account at 0.12% dated 2/26/10 due 3/1/10 (Collateralized by U.S. Government Obligations) #	$ 127,954,290	$ 127,953,000
With:
Banc of America Securities LLC at 0.64%, dated 2/26/10 due 3/1/10 (Collateralized by Mortgage Loan Obligations valued at $164,168,756, 0% - 6.75%, 5/21/18 - 8/25/36)	152,008,107	152,000,000
Barclays Capital, Inc. at:
0.32%, dated 2/17/10 due 5/18/10 (Collateralized by Corporate Obligations valued at $2,100,225, 6.5%, 1/18/11)	2,001,600	2,000,000
0.4%, dated:
1/25/10 due 4/19/10 (Collateralized by Mortgage Loan Obligations valued at $7,352,858, 5.29%, 6/25/45)	7,006,533	7,000,000
2/16/10 due 3/18/10 (Collateralized by Equity Securities valued at $19,442,812)	18,006,000	18,000,000
0.45%, dated:
2/4/10 due 3/5/10 (Collateralized by U.S. Government Obligations valued at $6,181,932, 4%, 10/25/29)	6,002,175	6,000,000
2/10/10 due 4/9/10 (Collateralized by U.S. Government Obligations valued at $5,151,224, 0.8%, 2/16/40)	5,003,625	5,000,000
2/19/10 due 3/19/10 (Collateralized by Corporate Obligations valued at $9,721,215, 0.29%, 6/25/37)	9,003,150	9,000,000
0.5%, dated 1/25/10 due:
4/9/10 (Collateralized by U.S. Government Obligations valued at $6,183,004, 4%, 10/25/29)	6,006,167	6,000,000
4/26/10 (Collateralized by U.S. Government Obligations valued at $6,183,004, 4%, 10/25/29)	6,007,583	6,000,000
0.55%, dated:
12/22/09 due 3/22/10 (Collateralized by Corporate Obligations valued at $12,973,663, 0.78%, 6/17/13)	12,016,500	12,000,000
12/28/09 due 3/26/10 (Collateralized by Corporate Obligations valued at $12,972,474, 0.36%, 4/25/37)	12,016,133	12,000,000
1/4/10 due 4/1/10 (Collateralized by Corporate Obligations valued at $7,566,468, 0.29%, 6/25/37)	7,009,304	7,000,000

	Maturity Amount	Value
Citigroup Global Markets, Inc. at:
0.49%, dated 2/23/10 due 3/2/10 (Collateralized by Equity Securities valued at $6,481,491)	$ 6,000,572	$ 6,000,000
0.54%, dated 2/26/10 due 3/1/10 (Collateralized by Corporate Obligations valued at $112,325,055, 0.39% - 12.64%, 2/15/13 - 8/20/47)	104,004,680	104,000,000
Deutsche Bank Securities, Inc.:
at:
0.27%, dated:
1/5/10 due 3/5/10 (Collateralized by Commercial Paper Obligations valued at $4,141,414, 3/16/10)	4,001,770	4,000,000
1/15/10 due 3/30/10 (Collateralized by Commercial Paper Obligations valued at $4,121,391, 3/10/10 - 3/16/10)	4,002,220	4,000,000
1/20/10 due 3/30/10 (Collateralized by Commercial Paper Obligations valued at $5,151,782, 3/10/10 - 3/16/10)	5,002,588	5,000,000
0.35%, dated:
1/14/10 due 4/16/10 (Collateralized by Corporate Obligations valued at $25,755,839, 2.3% - 9%, 3/2/11 - 8/1/33)	24,021,467	24,000,000
1/22/10 due 4/30/10 (Collateralized by Corporate Obligations valued at $12,978,147, 7% - 10.75%, 7/15/15 - 6/1/16)	12,011,433	12,000,000
0.4%, dated:
1/8/10 due 4/8/10 (Collateralized by Mortgage Loan Obligations valued at $12,965,704, 0% - 11.5%, 3/18/13 - 11/20/48)	12,012,000	12,000,000
1/11/10 due 4/13/10 (Collateralized by Mortgage Loan Obligations valued at $13,133,387, 0% - 38.23%, 1/10/16 - 8/25/46)	12,012,267	12,000,000
1/20/10 due 4/20/10 (Collateralized by Mortgage Loan Obligations valued at $6,495,439, 0% - 6.72%, 1/2/23 - 11/20/48)	6,006,000	6,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Deutsche Bank Securities, Inc.:
at 0.4%, dated:
2/2/10 due:
5/4/10 (Collateralized by Corporate Obligations valued at $12,781,647, 4.86% - 9%, 5/10/10 - 2/26/37)	$ 12,012,133	$ 12,000,000
5/7/10 (Collateralized by Corporate Obligations valued at $6,381,472, 1.05% - 10.55%, 2/1/11 - 6/1/56)	6,006,267	6,000,000
5/10/10 (Collateralized by Corporate Obligations valued at $6,450,032, 5.88% - 9.75%, 5/10/10 - 8/15/31)	6,006,467	6,000,000
0.6%, dated 1/15/10 due 3/16/10 (Collateralized by Corporate Obligations valued at $6,485,316, 3.25% - 7%, 12/1/14 - 10/15/26)	6,006,000	6,000,000
0.35%, dated 1/22/10 due 4/28/10 (Collateralized by U.S. Treasury Obligations valued at $12,925,944, 0.55% - 9%, 1/15/11 - 2/26/37)	12,011,200	12,000,000
Goldman Sachs & Co. at 0.24%, dated 2/26/10 due 3/5/10 (Collateralized by Commercial Paper Obligations valued at $10,300,206, 3/1/10) (e)(f)	10,000,475	10,000,000
ING Financial Markets LLC at:
0.3%, dated 2/22/10 due 5/24/10 (Collateralized by Corporate Obligations valued at $11,554,277, 6.5%, 5/1/18)	11,008,342	11,000,000
0.33%, dated 1/7/10 due 4/9/10 (Collateralized by Corporate Obligations valued at $3,151,873, 5.7%, 9/14/17)	3,002,530	3,000,000
J.P. Morgan Securities, Inc. at 0.19%, dated 2/26/10 due 3/1/10 (Collateralized by U.S. Government Obligations valued at $35,020,940, 6.15%, 9/1/39)	34,000,538	34,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.39%, dated 2/26/10 due 3/1/10 (Collateralized by Equity Securities valued at $62,642,062)	58,001,885	58,000,000
0.44%, dated 2/22/10 due 5/21/10 (Collateralized by Equity Securities valued at $24,867,908) (e)(f)	23,024,738	23,000,000

	Maturity Amount	Value
Morgan Stanley & Co. at:
0.5%, dated 2/5/10 due 3/5/10 (Collateralized by Corporate Obligations valued at $19,768,489, 4.71% - 8.88%, 4/1/15 - 11/15/34)	$ 18,007,000	$ 18,000,000
0.75%, dated 1/14/10 due 4/14/10 (Collateralized by Corporate Obligations valued at $51,294,713, 0.39% - 3.3%, 12/17/17 - 7/13/41)	48,090,000	48,000,000
RBC Capital Markets Co. at 0.27%, dated 2/26/10 due 3/1/10 (Collateralized by Corporate Obligations valued at $32,544,983, 0% - 12.38%, 3/1/10 - 1/1/45)	31,000,698	31,000,000
RBS Securities, Inc. at 0.54%, dated 2/26/10 due 3/1/10 (Collateralized by U.S. Government Obligations valued at $62,224,208, 4.5%, 12/20/39)	61,002,745	61,000,000
UBS Securities LLC at 0.3%, dated:
2/9/10 due 5/10/10 (Collateralized by Corporate Obligations valued at $12,604,315, 0.12% - 0.54%, 4/15/22 - 11/14/22)	12,009,000	12,000,000
2/17/10 due 5/17/10 (Collateralized by Corporate Obligations valued at $9,570,360, 0.54%, 4/15/22)	9,006,675	9,000,000
Wells Fargo Securities, LLC at:
0.27%, dated 2/26/10 due 3/1/10 (Collateralized by Corporate Obligations valued at $223,506,526, 2.95% - 7.7%, 3/15/10 - 4/1/37)	213,004,793	213,000,000
0.32%, dated 1/27/10 due 4/27/10 (Collateralized by U.S. Government Obligations valued at $3,090,907, 5.11%, 5/25/19)	3,002,400	3,000,000
TOTAL REPURCHASE AGREEMENTS		1,134,953,000
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $7,892,706,645)	7,892,706,645
NET OTHER ASSETS - (1.7)%	(133,257,005)
NET ASSETS - 100%	$ 7,759,449,640
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $426,130,932 or 5.5% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $186,972,000 or 2.4% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(f) The maturity amount is based on the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $52,000,000 or 0.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Metropolitan Life Insurance Co. 1%, 4/1/10	3/26/02	$ 5,000,000
New York Life Insurance Co.: 1.3%, 5/14/10	5/8/09	$ 19,000,000
1.4%, 3/31/10	3/23/09	$ 28,000,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$127,953,000 due 3/01/10 at 0.12%
BNP Paribas Securities Corp.	$ 9,672,914
Banc of America Securities LLC	5,952,563
Bank of America, NA	13,628,080
Barclays Capital, Inc.	6,324,598
Citigroup Global Markets, Inc.	5,952,563
Credit Suisse Securities (USA) LLC	5,952,563
Deutsche Bank Securities, Inc.	26,786,531
RBS Securities, Inc.	5,952,563
ING Financial Markets LLC	10,119,357
J.P. Morgan Securities, Inc.	3,309,625
Merrill Lynch Government Securities, Inc.	2,976,281
Morgan Stanley & Co., Inc.	8,035,960
RBC Capital Markets Corp.	818,477
Societe Generale, New York Branch	5,952,563
UBS Securities LLC	8,333,588
Wachovia Bank NA	8,184,774
$ 127,953,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2010

Assets
Investment in securities, at value (including repurchase agreements of $1,134,953,000) - See accompanying schedule: Unaffiliated issuers (cost $7,892,706,645)		$ 7,892,706,645
Cash		66,483
Receivable for fund shares sold		20,595,958
Interest receivable		6,224,446
Prepaid expenses		19,784
Total assets		7,919,613,316

Liabilities
Payable for investments purchased Regular delivery	$ 60,996,167
Delayed delivery	73,943,686
Payable for fund shares redeemed	23,211,917
Distributions payable	44,181
Accrued management fee	1,123,873
Other affiliated payables	795,015
Other payables and accrued expenses	48,837
Total liabilities		160,163,676

Net Assets		$ 7,759,449,640
Net Assets consist of:
Paid in capital		$ 7,758,667,179
Accumulated undistributed net realized gain (loss) on investments		782,461
Net Assets, for 7,757,643,178 shares outstanding		$ 7,759,449,640
Net Asset Value, offering price and redemption price per share ($7,759,449,640 ÷ 7,757,643,178 shares)		$ 1.00

Statement of Operations

	Year ended February 28, 2010

Investment Income
Interest		$ 65,229,923

Expenses
Management fee	$ 14,917,317
Transfer agent fees	9,240,665
Accounting fees and expenses	676,216
Custodian fees and expenses	118,573
Independent trustees' compensation	27,663
Registration fees	176,318
Audit	55,689
Legal	29,940
Interest	292
Money Market Guarantee Program fee	1,643,301
Miscellaneous	175,075
Total expenses before reductions	27,061,049
Expense reductions	(377)	27,060,672
Net investment income		38,169,251
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		345,210
Net increase in net assets resulting from operations		$ 38,514,461

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 28, 2010	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 38,169,251	$ 178,375,523
Net realized gain (loss)	345,210	903,913
Net increase in net assets resulting from operations	38,514,461	179,279,436
Distributions to shareholders from net investment income	(38,327,796)	(178,218,057)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	8,114,674,653	10,475,435,639
Reinvestment of distributions	35,345,944	165,691,509
Cost of shares redeemed	(8,343,570,875)	(9,867,570,359)
Net increase (decrease) in net assets and shares resulting from share transactions	(193,550,278)	773,556,789
Total increase (decrease) in net assets	(193,363,613)	774,618,168

Net Assets
Beginning of period	7,952,813,253	7,178,195,085
End of period	$ 7,759,449,640	$ 7,952,813,253

Financial Highlights

Years ended February 28,	2010	2009	2008 D	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.025	.049	.049	.033
Distributions from net investment income	(.005)	(.025)	(.049)	(.049)	(.033)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA ,B	.47%	2.49%	5.01%	4.97%	3.32%
Ratios to Average Net Assets C
Expenses before reductions	.33%	.33%	.36%	.39%	.40%
Expenses net of fee waivers, if any	.33%	.33%	.36%	.39%	.40%
Expenses net of all reductions	.33%	.33%	.36%	.38%	.40%
Net investment income	.47%	2.44%	4.82%	4.92%	3.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,759,450	$ 7,952,813	$ 7,178,195	$ 2,567,640	$ 891,796

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2010

1. Organization.

Money Market Portfolio (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Fund participated in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. The Fund paid the U.S. Treasury Department fees equal to 0.04% based on the number of shares outstanding as of September 19, 2008 to participate in the Program through September 18, 2009. The expense was borne by the Fund without regard to any expense limitation in effect for the Fund.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of February 28, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -

Tax Cost	$ 7,892,706,645

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 783,070
Net unrealized appreciation (depreciation)	$ -

The tax character of distributions paid was as follows:

	February 28, 2010	February 28, 2009
Ordinary Income	$ 38,327,796	$ 178,218,057

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average daily balance during the period for which reverse repurchase agreements were outstanding subject to interest amounted to $11,741,389. The weighted average interest rate was .05% on such amounts. At period end, there were no reverse repurchase agreements outstanding.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $5,275,119 or an annual rate of .06% of the Fund's average net assets. For the period, the Fund's total annual management fee rate was .18% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .11% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $377.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Money Market Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Portfolio (a fund of Fidelity Fixed-Income Trust) at February 28, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Money Market Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 15, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates ("Statement of Policy"). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer ("CCO"), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Prior to his retirement, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-
present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007- present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Robert P. Brown (46)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds. Mr. Brown also serves as President, Money Market Group of FMR (2010-present) and is an employee of Fidelity Investments.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (48)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2010, $8,733, or, if subsequently determined to be different, the net capital gain of such year.

A total of 13.90% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,535,240 of distributions paid during the period January 1, 2010 to February 28, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	29,535,490,304.51	95.434
Withheld	1,412,983,688.53	4.566
TOTAL	30,948,473,993.04	100.000
Albert R. Gamper, Jr.
Affirmative	29,631,645,146.15	95.745
Withheld	1,316,828,846.89	4.255
TOTAL	30,948,473,993.04	100.000
Abigail P. Johnson
Affirmative	29,481,082,358.76	95.259
Withheld	1,467,391,634.28	4.741
TOTAL	30,948,473,993.04	100.000
Arthur E. Johnson
Affirmative	29,601,580,051.86	95.648
Withheld	1,346,893,941.18	4.352
TOTAL	30,948,473,993.04	100.000
Michael E. Kenneally
Affirmative	29,688,902,929.52	95.930
Withheld	1,259,571,063.52	4.070
TOTAL	30,948,473,993.04	100.000
James H. Keyes
Affirmative	29,647,356,020.99	95.796
Withheld	1,301,117,972.05	4.204
TOTAL	30,948,473,993.04	100.000
Marie L. Knowles
Affirmative	29,665,215,088.51	95.854
Withheld	1,283,258,904.53	4.146
TOTAL	30,948,473,993.04	100.000
Kenneth L. Wolfe
Affirmative	29,580,330,647.68	95.579
Withheld	1,368,143,345.36	4.421
TOTAL	30,948,473,993.04	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	22,342,326,668.95	72.192
Against	5,700,226,054.43	18.418
Abstain	2,112,037,717.17	6.825
Broker Non-Votes	793,883,552.49	2.565
TOTAL	30,948,473,993.04	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Money Market Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent year's financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Annual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Select Money Market Portfolio

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. The Board also recognized that the income-based component of the fund's management fee varies depending on the level of the fund's monthly gross income, providing for higher fees at higher income levels, and for lower fees at lower income levels.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Select Money Market Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2008.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

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SELMM-UANNPRO-0410
1.910425.100

Spartan® Short-Term Treasury Bond Index Fund

Spartan Intermediate Treasury Bond Index Fund

Spartan Long-Term Treasury Bond Index Fund

Annual Report

February 28, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Spartan Short-Term Treasury Bond Index Fund
	<Click Here>	Performance
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan Intermediate Treasury Bond Index Fund
	<Click Here>	Performance
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan Long-Term Treasury Bond Index Fund
	<Click Here>	Performance
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 slowed in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Management's Discussion of Fund Performance

Market Recap: Taxable bonds posted strong returns for the year ending February 28, 2010, as evidenced by the 9.32% gain of the Barclays Capital U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade debt universe. However, various segments of the market generated significantly divergent results. Asset-backed securities (ABS) and corporate bonds led the way, scoring some of their best one-year returns in a generation, as investors increasingly flocked to these bonds' historically high yields and depressed prices amid an improving economy and stabilizing credit markets. The Barclays Capital U.S. Fixed-Rate ABS Index climbed 20.82%, just ahead of the Barclays Capital U.S. Credit Bond Index's advance of 20.38%. In contrast, U.S. Treasuries eked out only a modest gain in response to slack investor demand, the specter of higher interest rates, and heavy supply as the U.S. government issued historic amounts of new debt. Government-backed agency securities fared a bit better, constrained by investors' diminished appetite for bonds with lower perceived credit risk, but helped by the Federal Reserve Board's purchases of agency debt. The Barclays Capital U.S. Agency Bond Index gained 4.12%. Mortgage-backed securities (MBS), bolstered largely by the government purchase programs and less pessimism about the housing market, rose 6.67%, as measured by the Barclays Capital U.S. MBS Index.

Comments from Curtis Hollingsworth, Portfolio Manager of Spartan® Treasury Bond Index Funds: For the 12 months ending February 28, 2010, the Investor and Fidelity Advantage Classes of Spartan Short-Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index and Spartan Long-Term Treasury Bond Index funds modestly lagged their respective Barclays Capital benchmarks. (For specific portfolio results, please refer to the performance sections of this annual report.) Treasuries were under pressure during most of the period amid slack demand and growing supply. In January and February 2010, however, Treasuries posted solid gains as worries about foreign-government debt and China's monetary policy, as well as the Federal Reserve's pledge to hold interest rates low for an extended period, helped fuel demand.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Spartan Short-Term Treasury Bond Index Fund
Investor Class	.20%
Actual		$ 1,000.00	$ 1,015.20	$ 1.00
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 1,015.80	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Spartan Intermediate Treasury Bond Index Fund
Investor Class	.20%
Actual		$ 1,000.00	$ 1,017.30	$ 1.00
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 1,017.80	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Spartan Long-Term Treasury Bond Index Fund
Investor Class	.20%
Actual		$ 1,000.00	$ 988.50	$ .99
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 989.00	$ .49
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

Annual Report

Spartan Short-Term Treasury Bond Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2010	Past 1 year	Life of fund A
Spartan® Short-Term Treasury Bond Index Fund - Investor Class	2.17%	5.08%
Fidelity Advantage Class	2.27%	5.19%

A From December 20, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan® Short-Term Treasury Bond Index Fund - Investor Class on December 20, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. 1-5 Year Treasury Bond Index performed over the same period.

Annual Report

Spartan Short-Term Treasury Bond Index Fund

Investment Changes (Unaudited)

Coupon Distribution as of February 28, 2010
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	9.0	7.5
1 - 1.99%	32.2	28.1
2 - 2.99%	18.7	9.3
3 - 3.99%	16.2	20.0
4 - 4.99%	23.3	34.7
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2010
6 months ago
Years	2.8	2.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2010
6 months ago
Years	2.6	2.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2010	As of August 31, 2009
U.S. Treasury Obligations 99.3%	U.S. Treasury Obligations 99.5%
Short-Term Investments and Net Other Assets 0.7%	Short-Term Investments and Net Other Assets 0.5%

Annual Report

Spartan Short-Term Treasury Bond Index Fund

Investments February 28, 2010

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.3%
	Principal Amount	Value
U.S. Treasury Obligations - 99.3%
U.S. Treasury Notes:
0.75% 11/30/11	$ 8,879,000	$ 8,890,099
0.875% 3/31/11	9,562,000	9,613,176
0.875% 4/30/11	9,343,000	9,394,461
0.875% 5/31/11	7,318,000	7,360,020
0.875% 1/31/12	10,273,000	10,291,861
0.875% 2/29/12	2,665,000	2,668,118
1% 8/31/11	10,419,000	10,488,599
1% 9/30/11	11,180,000	11,251,619
1% 10/31/11	9,642,000	9,700,382
1.125% 6/30/11	8,766,000	8,844,412
1.125% 12/15/11	6,870,000	6,922,329
1.125% 1/15/12	7,025,000	7,072,475
1.125% 12/15/12	7,617,000	7,590,813
1.375% 2/15/12	7,071,000	7,149,997
1.375% 3/15/12	5,741,000	5,803,342
1.375% 4/15/12	5,892,000	5,953,224
1.375% 5/15/12	7,482,000	7,555,069
1.375% 9/15/12	8,111,000	8,162,959
1.375% 10/15/12	8,570,000	8,617,538
1.375% 11/15/12	4,973,000	4,994,369
1.375% 1/15/13	8,226,000	8,243,998
1.5% 7/15/12	6,717,000	6,795,717
1.5% 12/31/13	6,247,000	6,184,530
1.75% 11/15/11	5,338,000	5,436,838
1.75% 8/15/12	6,967,000	7,082,938
1.75% 1/31/14	5,528,000	5,514,180
1.75% 3/31/14	6,671,000	6,630,867
1.875% 6/15/12	5,894,000	6,015,104
1.875% 2/28/14	5,067,000	5,070,562
1.875% 4/30/14	6,363,000	6,347,589
2% 11/30/13	5,569,000	5,624,256
2.125% 11/30/14	10,266,000	10,237,933
2.25% 5/31/14	6,536,000	6,611,569
2.25% 1/31/15	9,706,000	9,696,896
2.375% 8/31/14	9,073,000	9,191,375
2.375% 9/30/14	9,329,000	9,433,224
2.375% 10/31/14	9,540,000	9,632,424
2.375% 2/28/15	9,579,000	9,608,982
2.625% 6/30/14	6,852,000	7,026,514
2.625% 7/31/14	8,200,000	8,401,794
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.625% 12/31/14	$ 9,504,000	$ 9,676,260
2.75% 2/28/13	986,000	1,026,980
2.75% 10/31/13	4,117,000	4,272,351
3.125% 4/30/13	4,094,000	4,309,893
3.125% 8/31/13	24,378,000	25,646,412
3.375% 11/30/12	39,222,000	41,538,526
3.375% 6/30/13	4,164,000	4,417,417
3.375% 7/31/13	4,732,000	5,020,359
3.625% 12/31/12	2,582,000	2,753,863
3.875% 10/31/12	3,289,000	3,523,854
4% 2/15/14	5,810,000	6,303,850
4% 2/15/15	5,747,000	6,219,783
4.25% 8/15/13	6,347,000	6,925,669
4.25% 8/15/14	5,174,000	5,675,231
4.25% 11/15/14	5,361,000	5,870,295
4.375% 8/15/12	3,132,000	3,388,433
4.5% 11/30/11	3,747,000	3,997,727
4.5% 3/31/12	3,986,000	4,284,950
4.5% 4/30/12	3,138,000	3,381,195
4.625% 8/31/11	4,214,000	4,471,943
4.625% 10/31/11	17,882,000	19,071,564
4.625% 12/31/11	4,114,000	4,406,962
4.625% 2/29/12	3,751,000	4,035,843
4.625% 7/31/12	3,382,000	3,673,961
4.75% 3/31/11	3,651,000	3,823,426
4.75% 5/31/12	3,038,000	3,296,230
4.75% 5/15/14	5,665,000	6,317,359
4.875% 4/30/11	8,411,000	8,848,305
4.875% 5/31/11	3,115,000	3,288,272
4.875% 7/31/11	10,824,000	11,497,123
4.875% 2/15/12	3,840,000	4,145,549
4.875% 6/30/12	2,531,000	2,757,406
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $527,976,040)		534,979,143
Cash Equivalents - 0.6%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.12%, dated 2/26/10 due 3/1/10 (Collateralized by U.S. Government Obligations) # (Cost $3,462,000)	$ 3,462,034	$ 3,462,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $531,438,040)		538,441,143
NET OTHER ASSETS - 0.1%		279,901
NET ASSETS - 100%		$ 538,721,044
Legend
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,462,000 due 3/01/10 at 0.12%
Bank of America, NA	$ 2,316,975
HSBC Securities (USA), Inc.	333,502
ING Financial Markets LLC	33,350
J.P. Morgan Securities, Inc.	222,335
Mizuho Securities USA, Inc.	500,254
RBC Capital Markets Corp.	55,584
$ 3,462,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Short-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2010

Assets
Investment in securities, at value (including repurchase agreements of $3,462,000) - See accompanying schedule: Unaffiliated issuers (cost $531,438,040)		$ 538,441,143
Cash		767
Receivable for investments sold		22,171,831
Receivable for fund shares sold		2,298,244
Interest receivable		3,510,857
Total assets		566,422,842

Liabilities
Payable for investments purchased	$ 27,123,665
Payable for fund shares redeemed	447,800
Distributions payable	69,926
Accrued management fee	43,675
Other affiliated payables	16,732
Total liabilities		27,701,798

Net Assets		$ 538,721,044
Net Assets consist of:
Paid in capital		$ 531,052,535
Undistributed net investment income		154,019
Accumulated undistributed net realized gain (loss) on investments		511,387
Net unrealized appreciation (depreciation) on investments		7,003,103
Net Assets		$ 538,721,044

Investor Class: Net Asset Value, offering price and redemption price per share ($204,495,602 ÷ 19,568,910 shares)		$ 10.45

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($334,225,442 ÷ 31,982,177 shares)		$ 10.45

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended February 28, 2010

Investment Income
Interest		$ 9,267,011

Expenses
Management fee	$ 517,110
Transfer agent fees	196,193
Independent trustees' compensation	1,734
Miscellaneous	1,888
Total expenses before reductions	716,925
Expense reductions	(33)	716,892
Net investment income		8,550,119
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		8,671,408
Change in net unrealized appreciation (depreciation) on investment securities		(5,968,885)
Net gain (loss)		2,702,523
Net increase (decrease) in net assets resulting from operations		$ 11,252,642

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Short-Term Treasury Bond Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 28, 2010	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 8,550,119	$ 12,812,781
Net realized gain (loss)	8,671,408	11,005,181
Change in net unrealized appreciation (depreciation)	(5,968,885)	(1,844,480)
Net increase (decrease) in net assets resulting from operations	11,252,642	21,973,482
Distributions to shareholders from net investment income	(8,711,875)	(13,482,216)
Distributions to shareholders from net realized gain	(12,389,770)	(3,751,463)
Total distributions	(21,101,645)	(17,233,679)
Share transactions - net increase (decrease)	(14,131,869)	186,195,666
Total increase (decrease) in net assets	(23,980,872)	190,935,469

Net Assets
Beginning of period	562,701,916	371,766,447
End of period (including undistributed net investment income of $154,019 and undistributed net investment income of $389,295, respectively)	$ 538,721,044	$ 562,701,916

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2010	2009	2008 H	2007	2006 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.60	$ 10.02	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income D	.167	.285	.433	.457	.075
Net realized and unrealized gain (loss)	.058	.141	.579	(.003) E	(.054)
Total from investment operations	.225	.426	1.012	.454	.021
Distributions from net investment income	(.170)	(.301)	(.407)	(.394)	(.061)
Distributions from net realized gain	(.245)	(.085)	(.025)	-	-
Total distributions	(.415)	(.386)	(.432)	(.394)	(.061)
Net asset value, end of period	$ 10.45	$ 10.64	$ 10.60	$ 10.02	$ 9.96
Total Return B, C	2.17%	4.11%	10.38%	4.65%	.21%
Ratios to Average Net Assets G
Expenses before reductions	.20%	.20%	.20%	.20%	.20% A
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20% A
Net investment income	1.59%	2.70%	4.24%	4.60%	4.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 204,496	$ 223,533	$ 129,158	$ 26,670	$ 7,357
Portfolio turnover rate	138%	116%	110%	123%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period December 20, 2005 (commencement of operations) to February 28, 2006.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2010	2009	2008 H	2007	2006 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.60	$ 10.02	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income D	.177	.295	.441	.465	.076
Net realized and unrealized gain (loss)	.059	.141	.581	(.001) E	(.053)
Total from investment operations	.236	.436	1.022	.464	.023
Distributions from net investment income	(.181)	(.311)	(.417)	(.404)	(.063)
Distributions from net realized gain	(.245)	(.085)	(.025)	-	-
Total distributions	(.426)	(.396)	(.442)	(.404)	(.063)
Net asset value, end of period	$ 10.45	$ 10.64	$ 10.60	$ 10.02	$ 9.96
Total Return B, C	2.27%	4.22%	10.49%	4.75%	.23%
Ratios to Average Net Assets G
Expenses before reductions	.10%	.10%	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10% A
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10% A
Net investment income	1.69%	2.80%	4.34%	4.70%	4.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 334,225	$ 339,169	$ 242,608	$ 152,046	$ 10,134
Portfolio turnover rate	138%	116%	110%	123%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period December 20, 2005 (commencement of operations) to February 28, 2006.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Intermediate Treasury Bond Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2010	Past 1 year	Life of fund A
Spartan Intermediate Treasury Bond Index Fund - Investor Class	1.48%	6.20%
Fidelity Advantage Class	1.58%	6.31%

A From December 20, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Intermediate Treasury Bond Index Fund - Investor Class on December 20, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. 5-10 Year Treasury Bond Index performed over the same period.

Annual Report

Spartan Intermediate Treasury Bond Index Fund

Investment Changes (Unaudited)

Coupon Distribution as of February 28, 2010
	% of fund's investments	% of fund's investments 6 months ago
Less than 3%	13.1	10.2
3 - 3.99%	51.2	29.2
4 - 4.99%	23.4	41.7
7 - 7.99%	3.4	4.0
8 - 8.99%	5.3	5.3
9% and over	2.8	4.3
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2010
6 months ago
Years	7.5	7.2

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2010
6 months ago
Years	6.5	6.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2010	As of August 31, 2009
U.S. Treasury Obligations 98.6%	U.S. Treasury Obligations 98.7%
Short-Term Investments and Net Other Assets 1.4%	Short-Term Investments and Net Other Assets 1.3%

Annual Report

Spartan Intermediate Treasury Bond Index Fund

Investments February 28, 2010

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.6%
	Principal Amount	Value
U.S. Treasury Obligations - 98.6%
U.S. Treasury Bonds:
7.25% 5/15/16	$ 21,046,000	$ 26,406,164
7.5% 11/15/16	17,771,000	22,696,908
8.125% 8/15/19	17,078,000	23,338,146
8.5% 2/15/20	5,129,000	7,212,656
8.75% 5/15/17	13,253,000	18,123,478
8.875% 8/15/17	9,196,000	12,694,076
8.875% 2/15/19	11,490,000	16,272,713
9% 11/15/18	6,848,000	9,745,026
9.125% 5/15/18	7,503,000	10,666,572
9.25% 2/15/16	6,430,000	8,777,452
9.875% 11/15/15	4,682,000	6,508,710
10.625% 8/15/15	3,375,000	4,789,071
U.S. Treasury Notes:
2.375% 3/31/16	33,035,000	32,309,783
2.625% 2/29/16	23,417,000	23,287,106
2.625% 4/30/16	26,142,000	25,894,880
2.75% 11/30/16	43,016,000	42,370,760
2.75% 2/15/19	71,719,000	67,527,885
3% 8/31/16	49,164,000	49,440,548
3% 9/30/16	42,988,000	43,135,793
3% 2/28/17	34,856,000	34,736,165
3.125% 10/31/16	45,334,000	45,762,542
3.125% 1/31/17	15,264,000	15,348,669
3.125% 5/15/19	78,121,000	75,514,962
3.25% 6/30/16	32,611,000	33,393,142
3.25% 7/31/16	50,586,000	51,739,968
3.25% 12/31/16	42,959,000	43,563,089
3.375% 11/15/19	88,158,000	86,449,937
3.5% 2/15/18	43,024,000	43,689,538
3.625% 8/15/19	83,908,000	84,163,668
3.625% 2/15/20	33,323,000	33,343,827
3.75% 11/15/18	66,584,000	68,024,944
3.875% 5/15/18	35,606,000	36,941,225
4% 8/15/18	37,403,000	39,033,546
4.125% 5/15/15	32,740,000	35,597,089
4.25% 8/15/15	35,881,000	39,155,141
4.25% 11/15/17	27,848,000	29,814,765
4.5% 11/15/15	26,894,000	29,717,870
4.5% 2/15/16	30,992,000	34,142,058
4.5% 5/15/17	24,119,000	26,366,963
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.625% 11/15/16	$ 45,466,000	$ 50,215,060
4.625% 2/15/17	25,783,000	28,441,872
4.75% 8/15/17	24,426,000	27,067,061
4.875% 8/15/16	1,112,000	1,247,265
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,427,166,314)		1,444,668,093
Cash Equivalents - 0.8%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.12%, dated 2/26/10 due 3/1/10 (Collateralized by U.S. Government Obligations) # (Cost $11,192,000)	$ 11,192,111	11,192,000
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $1,438,358,314)		1,455,860,093
NET OTHER ASSETS - 0.6%		9,088,385
NET ASSETS - 100%		$ 1,464,948,478
Legend
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$11,192,000 due 3/01/10 at 0.12%
Bank of America, NA	$ 7,490,349
HSBC Securities (USA), Inc.	1,078,151
ING Financial Markets LLC	107,815
J.P. Morgan Securities, Inc.	718,767
Mizuho Securities USA, Inc.	1,617,226
RBC Capital Markets Corp.	179,692
$ 11,192,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Intermediate Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2010

Assets
Investment in securities, at value (including repurchase agreements of $11,192,000) - See accompanying schedule: Unaffiliated issuers (cost $1,438,358,314)		$ 1,455,860,093
Cash		622
Receivable for investments sold		64,863,102
Receivable for fund shares sold		10,212,638
Interest receivable		10,551,727
Total assets		1,541,488,182

Liabilities
Payable for investments purchased	$ 75,464,933
Payable for fund shares redeemed	780,452
Distributions payable	73,222
Accrued management fee	119,772
Other affiliated payables	101,325
Total liabilities		76,539,704

Net Assets		$ 1,464,948,478
Net Assets consist of:
Paid in capital		$ 1,440,712,248
Undistributed net investment income		2,912,192
Accumulated undistributed net realized gain (loss) on investments		3,822,259
Net unrealized appreciation (depreciation) on investments		17,501,779
Net Assets		$ 1,464,948,478

Investor Class: Net Asset Value, offering price and redemption price per share ($1,238,549,539 ÷ 118,401,134 shares)		$ 10.46

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($226,398,939 ÷ 21,642,336 shares)		$ 10.46

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended February 28, 2010

Investment Income
Interest		$ 49,462,142

Expenses
Management fee	$ 1,507,040
Transfer agent fees	1,158,274
Independent trustees' compensation	5,117
Interest	2,873
Miscellaneous	5,542
Total expenses before reductions	2,678,846
Expense reductions	(63)	2,678,783
Net investment income		46,783,359
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		42,448,846
Change in net unrealized appreciation (depreciation) on investment securities		(66,383,544)
Net gain (loss)		(23,934,698)
Net increase (decrease) in net assets resulting from operations		$ 22,848,661

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Intermediate Treasury Bond Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 28, 2010	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 46,783,359	$ 47,693,861
Net realized gain (loss)	42,448,846	31,978,486
Change in net unrealized appreciation (depreciation)	(66,383,544)	18,856,886
Net increase (decrease) in net assets resulting from operations	22,848,661	98,529,233
Distributions to shareholders from net investment income	(46,628,619)	(46,447,666)
Distributions to shareholders from net realized gain	(53,868,603)	(16,903,461)
Total distributions	(100,497,222)	(63,351,127)
Share transactions - net increase (decrease)	(56,153,577)	463,386,572
Total increase (decrease) in net assets	(133,802,138)	498,564,678

Net Assets
Beginning of period	1,598,750,616	1,100,185,938
End of period (including undistributed net investment income of $2,912,192 and undistributed net investment income of $2,957,767, respectively)	$ 1,464,948,478	$ 1,598,750,616

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2010	2009	2008 G	2007	2006 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.02	$ 10.84	$ 9.98	$ 9.91	$ 10.00
Income from Investment Operations
Net investment income D	.328	.382	.440	.432	.076
Net realized and unrealized gain (loss)	(.170)	.319	.850	.055	(.091)
Total from investment operations	.158	.701	1.290	.487	(.015)
Distributions from net investment income	(.328)	(.376)	(.420)	(.417)	(.075)
Distributions from net realized gain	(.390)	(.145)	(.010)	-	-
Total distributions	(.718)	(.521)	(.430)	(.417)	(.075)
Net asset value, end of period	$ 10.46	$ 11.02	$ 10.84	$ 9.98	$ 9.91
Total Return B, C	1.48%	6.68%	13.32%	5.07%	(.15)%
Ratios to Average Net Assets F
Expenses before reductions	.20%	.20%	.20%	.20%	.20% A
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20% A
Net investment income	3.08%	3.55%	4.35%	4.41%	4.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,238,550	$ 1,100,136	$ 925,538	$ 610,674	$ 5,319
Portfolio turnover rate	114%	89%	85%	100%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 20, 2005 (commencement of operations) to February 28, 2006.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2010	2009	2008 G	2007	2006 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.02	$ 10.84	$ 9.98	$ 9.91	$ 10.00
Income from Investment Operations
Net investment income D	.341	.395	.453	.441	.078
Net realized and unrealized gain (loss)	(.173)	.317	.847	.056	(.091)
Total from investment operations	.168	.712	1.300	.497	(.013)
Distributions from net investment income	(.338)	(.387)	(.430)	(.427)	(.077)
Distributions from net realized gain	(.390)	(.145)	(.010)	-	-
Total distributions	(.728)	(.532)	(.440)	(.427)	(.077)
Net asset value, end of period	$ 10.46	$ 11.02	$ 10.84	$ 9.98	$ 9.91
Total Return B, C	1.58%	6.79%	13.43%	5.18%	(.13)%
Ratios to Average Net Assets F
Expenses before reductions	.10%	.10%	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10% A
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10% A
Net investment income	3.18%	3.65%	4.45%	4.52%	4.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 226,399	$ 498,614	$ 174,647	$ 23,231	$ 6,374
Portfolio turnover rate	114%	89%	85%	100%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 20, 2005 (commencement of operations) to February 28, 2006.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Long-Term Treasury Bond Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2010	Past 1 year	Life of fund A
Spartan Long-Term Treasury Bond Index Fund - Investor Class	-1.47%	5.30%
Fidelity Advantage Class	-1.38%	5.40%

A From December 20, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Long-Term Treasury Bond Index Fund - Investor Class on December 20, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Long Treasury Index performed over the same period.

Annual Report

Spartan Long-Term Treasury Bond Index Fund

Investment Changes (Unaudited)

Coupon Distribution as of February 28, 2010
	% of fund's investments	% of fund's investments 6 months ago
Less than 4%	3.7	4.5
4 - 4.99%	36.0	24.5
5 - 5.99%	11.3	12.1
6 - 6.99%	22.9	26.6
7 - 7.99%	11.2	17.6
8 - 8.99%	13.4	12.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2010
6 months ago
Years	20.7	19.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2010
6 months ago
Years	12.7	12.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2010	As of August 31, 2009
U.S. Treasury Obligations 98.0%	U.S. Treasury Obligations 97.9%
Short-Term Investments and Net Other Assets 2.0%	Short-Term Investments and Net Other Assets 2.1%

Annual Report

Spartan Long-Term Treasury Bond Index Fund

Investments February 28, 2010

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.0%
	Principal Amount	Value
U.S. Treasury Obligations - 98.0%
U.S. Treasury Bonds:
3.5% 2/15/39	$ 12,380,000	$ 10,281,206
4.25% 5/15/39	17,159,000	16,311,774
4.375% 2/15/38	7,476,000	7,293,772
4.375% 11/15/39	21,150,000	20,522,099
4.5% 2/15/36	11,733,000	11,747,666
4.5% 5/15/38	9,805,000	9,759,034
4.5% 8/15/39	19,462,000	19,288,671
4.625% 2/15/40	7,177,000	7,256,622
4.75% 2/15/37	7,022,000	7,297,396
5% 5/15/37	6,975,000	7,529,729
5.25% 11/15/28	4,609,000	5,105,186
5.25% 2/15/29	4,719,000	5,226,293
5.375% 2/15/31	7,205,000	8,121,390
5.5% 8/15/28	4,720,000	5,377,114
6% 2/15/26	5,361,000	6,417,283
6.125% 11/15/27	8,005,000	9,746,088
6.125% 8/15/29	4,079,000	4,998,048
6.25% 8/15/23	8,984,000	10,946,447
6.25% 5/15/30	7,007,000	8,729,187
6.375% 8/15/27	3,080,000	3,843,745
6.5% 11/15/26	3,625,000	4,568,066
6.625% 2/15/27	3,199,000	4,083,223
6.75% 8/15/26	2,941,000	3,791,593
6.875% 8/15/25	4,733,000	6,138,109
7.125% 2/15/23	5,268,000	6,886,266
7.25% 8/15/22	3,890,000	5,131,151
7.5% 11/15/24	3,906,000	5,324,366
7.625% 11/15/22	2,436,000	3,309,915
7.625% 2/15/25	3,525,000	4,861,194
7.875% 2/15/21	4,016,000	5,486,233
8% 11/15/21	11,512,000	15,936,925
8.125% 5/15/21	3,225,000	4,486,278
8.125% 8/15/21	3,366,000	4,691,363
8.75% 5/15/20	2,528,000	3,621,754
8.75% 8/15/20	5,694,000	8,178,008
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $275,015,738)		272,293,194
Cash Equivalents - 1.5%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.12%, dated 2/26/10 due 3/1/10 (Collateralized by U.S. Government Obligations) # (Cost $4,178,000)	$ 4,178,041	$ 4,178,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $279,193,738)		276,471,194
NET OTHER ASSETS - 0.5%		1,426,610
NET ASSETS - 100%		$ 277,897,804
Legend
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,178,000 due 3/01/10 at 0.12%
Bank of America, NA	$ 2,796,165
HSBC Securities (USA), Inc.	402,476
ING Financial Markets LLC	40,248
J.P. Morgan Securities, Inc.	268,318
Mizuho Securities USA, Inc.	603,714
RBC Capital Markets Corp.	67,079
$ 4,178,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Long-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2010

Assets
Investment in securities, at value (including repurchase agreements of $4,178,000) - See accompanying schedule: Unaffiliated issuers (cost $279,193,738)		$ 276,471,194
Cash		545
Receivable for investments sold		6,572,627
Receivable for fund shares sold		502,090
Interest receivable		1,943,105
Total assets		285,489,561

Liabilities
Payable for investments purchased	$ 7,284,344
Payable for fund shares redeemed	240,311
Distributions payable	31,643
Accrued management fee	21,092
Other affiliated payables	14,367
Total liabilities		7,591,757

Net Assets		$ 277,897,804
Net Assets consist of:
Paid in capital		$ 282,514,159
Distributions in excess of net investment income		(71,695)
Accumulated undistributed net realized gain (loss) on investments		(1,822,116)
Net unrealized appreciation (depreciation) on investments		(2,722,544)
Net Assets		$ 277,897,804

Investor Class: Net Asset Value, offering price and redemption price per share ($175,803,722 ÷ 17,178,134 shares)		$ 10.23

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($102,094,082 ÷ 9,975,504 shares)		$ 10.23

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended February 28, 2010

Investment Income
Interest		$ 8,924,747

Expenses
Management fee	$ 218,627
Transfer agent fees	165,454
Independent trustees' compensation	724
Miscellaneous	775
Total expenses before reductions	385,580
Expense reductions	(32)	385,548
Net investment income		8,539,199
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,287,255
Change in net unrealized appreciation (depreciation) on investment securities		(13,244,416)
Net gain (loss)		(10,957,161)
Net increase (decrease) in net assets resulting from operations		$ (2,417,962)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Long-Term Treasury Bond Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 28, 2010	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 8,539,199	$ 7,083,530
Net realized gain (loss)	2,287,255	677,483
Change in net unrealized appreciation (depreciation)	(13,244,416)	6,556,834
Net increase (decrease) in net assets resulting from operations	(2,417,962)	14,317,847
Distributions to shareholders from net investment income	(8,574,430)	(7,083,484)
Distributions to shareholders from net realized gain	(2,402,671)	(221,221)
Total distributions	(10,977,101)	(7,304,705)
Share transactions - net increase (decrease)	51,827,717	138,984,645
Total increase (decrease) in net assets	38,432,654	145,997,787

Net Assets
Beginning of period	239,465,150	93,467,363
End of period (including distributions in excess of net investment income of $71,695 and distributions in excess of net investment income of $11,401, respectively)	$ 277,897,804	$ 239,465,150

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2010	2009	2008 H	2007	2006 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 10.48	$ 9.94	$ 10.01	$ 10.00
Income from Investment Operations
Net investment income D	.408	.428	.447	.455	.084
Net realized and unrealized gain (loss)	(.564)	.439	.565	(.067) E	.011
Total from investment operations	(.156)	.867	1.012	.388	.095
Distributions from net investment income	(.409)	(.427)	(.452)	(.458)	(.085)
Distributions from net realized gain	(.115)	(.010)	(.020)	-	-
Total distributions	(.524)	(.437)	(.472)	(.458)	(.085)
Net asset value, end of period	$ 10.23	$ 10.91	$ 10.48	$ 9.94	$ 10.01
Total Return B, C	(1.47)%	8.47%	10.56%	4.09%	.95%
Ratios to Average Net Assets G
Expenses before reductions	.20%	.20%	.20%	.20%	.20% A
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20% A
Net investment income	3.89%	3.96%	4.47%	4.70%	4.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 175,804	$ 178,354	$ 55,139	$ 9,573	$ 1,737
Portfolio turnover rate	140%	91%	56%	86%	9%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period December 20, 2005 (commencement of operations) to February 28, 2006.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2010	2009	2008 H	2007	2006 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 10.48	$ 9.94	$ 10.01	$ 10.00
Income from Investment Operations
Net investment income D	.416	.429	.454	.463	.086
Net realized and unrealized gain (loss)	(.561)	.448	.568	(.066) E	.011
Total from investment operations	(.145)	.877	1.022	.397	.097
Distributions from net investment income	(.420)	(.437)	(.462)	(.467)	(.087)
Distributions from net realized gain	(.115)	(.010)	(.020)	-	-
Total distributions	(.535)	(.447)	(.482)	(.467)	(.087)
Net asset value, end of period	$ 10.23	$ 10.91	$ 10.48	$ 9.94	$ 10.01
Total Return B, C	(1.38)%	8.58%	10.67%	4.19%	.97%
Ratios to Average Net Assets G
Expenses before reductions	.10%	.10%	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10% A
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10% A
Net investment income	3.99%	4.05%	4.57%	4.80%	4.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 102,094	$ 61,111	$ 38,328	$ 8,746	$ 1,334
Portfolio turnover rate	140%	91%	56%	86%	9%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period December 20, 2005 (commencement of operations) to February 28, 2006.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2010

1. Organization.

Spartan Short-Term Treasury Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund and Spartan Long-Term Treasury Bond Index Fund (the Funds) are funds of Fidelity Fixed-Income Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Investor Class and Fidelity Advantage Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred and certain class-level expense reductions.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2010, for each Fund's investments is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of February 28, 2010, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Spartan Short-Term Treasury Bond Index Fund	$ 531,510,972	$ 7,125,443	$ (195,272)	$ 6,930,171
Spartan Intermediate Treasury Bond Index Fund	1,438,871,036	27,884,122	(10,895,065)	16,989,057
Spartan Long-Term Treasury Bond Index Fund	280,859,222	2,343,075	(6,731,103)	(4,388,028)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gain
Spartan Short-Term Treasury Bond Index Fund	$ 375,028	$ 363,308
Spartan Intermediate Treasury Bond Index Fund	2,040,172	5,207,001
Spartan Long-Term Treasury Bond Index Fund	-	-

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders

The tax character of distributions paid was as follows:

February 28, 2010	Ordinary Income	Long-term Capital Gains	Total
Spartan Short-Term Treasury Bond Index Fund	$ 13,777,273	$ 7,324,372	$ 21,101,645
Spartan Intermediate Treasury Bond Index Fund	52,348,163	48,149,059	100,497,222
Spartan Long-Term Treasury Bond Index Fund	8,771,342	2,205,759	10,977,101

February 28, 2009	Ordinary Income	Long-term Capital Gains	Total
Spartan Short-Term Treasury Bond Index Fund	$ 15,639,898	$ 1,593,781	$ 17,233,679
Spartan Intermediate Treasury Bond Index Fund	55,184,525	8,166,602	63,351,127
Spartan Long-Term Treasury Bond Index Fund	7,194,094	110,611	7,304,705

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .10% each Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

In addition, under the expense contract, FMR pays class-level expenses of each Fidelity Advantage Class and Investor Class so that the total expenses do not exceed .10% and .20% of the class' average net assets, respectively, with certain exceptions.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is each Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives asset-based fees of .10% and .06% of average net assets for each Fund's Investor Class and Fidelity Advantage Class, respectively. Under the expense contract, each Investor Class pays transfer agent fees at an annual rate of .10%, and each Fidelity Advantage Class pays no transfer agent fees. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Spartan Short-Term Treasury Bond Index Fund	$ 1,888
Spartan Intermediate Treasury Bond Index Fund	5,542
Spartan Long-Term Treasury Bond Index Fund	775

During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to:

Spartan Short-Term Treasury Bond Index Fund	$ 940
Spartan Intermediate Treasury Bond Index Fund	$ 96,732

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

	Transfer agent expense reduction	Management fee reduction
Spartan Short-Term Treasury Bond Index Fund	$ 24	$ 9
Spartan Intermediate Treasury Bond Index Fund	57	6
Spartan Long-Term Treasury Bond Index Fund	29	3

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 28, 2010	Year ended February 28, 2009
Spartan Short-Term Treasury Bond Index Fund
From net investment income
Investor Class	$ 3,186,322	$ 4,633,729
Fidelity Advantage Class	5,525,553	8,848,487
Total	$ 8,711,875	$ 13,482,216
From net realized gain
Investor Class	$ 4,727,882	$ 1,362,079
Fidelity Advantage Class	7,661,888	2,389,384
Total	$ 12,389,770	$ 3,751,463
Spartan Intermediate Treasury Bond Index Fund
From net investment income
Investor Class	$ 35,576,281	$ 36,172,428
Fidelity Advantage Class	11,052,338	10,275,238
Total	$ 46,628,619	$ 46,447,666
From net realized gain
Investor Class	$ 41,549,522	$ 13,424,030
Fidelity Advantage Class	12,319,081	3,479,431
Total	$ 53,868,603	$ 16,903,461
Spartan Long-Term Treasury Bond Index Fund
From net investment income
Investor Class	$ 6,448,131	$ 3,835,968
Fidelity Advantage Class	2,126,299	3,247,516
Total	$ 8,574,430	$ 7,083,484
From net realized gain
Investor Class	$ 1,853,814	$ 145,163
Fidelity Advantage Class	548,857	76,058
Total	$ 2,402,671	$ 221,221

Annual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended February 28, 2010	Year ended February 28, 2009	Year ended February 28, 2010	Year ended February 28, 2009
Spartan Short-Term Treasury Bond Index Fund
Investor Class
Shares sold	15,488,267	26,944,201	$ 162,702,648	$ 285,344,792
Reinvestment of distributions	719,508	522,295	7,545,154	5,523,129
Shares redeemed	(17,655,137)	(18,632,122)	(185,639,523)	(197,342,235)
Net increase (decrease)	(1,447,362)	8,834,374	$ (15,391,721)	$ 93,525,686
Fidelity Advantage Class
Shares sold	22,983,462	48,835,428	$ 241,580,952	$ 515,041,804
Reinvestment of distributions	1,111,564	924,097	11,655,884	9,773,470
Shares redeemed	(24,000,104)	(40,753,830)	(251,976,984)	(432,145,294)
Net increase (decrease)	94,922	9,005,695	$ 1,259,852	$ 92,669,980
Spartan Intermediate Treasury Bond Index Fund
Investor Class
Shares sold	48,416,536	78,310,682	$ 516,556,963	$ 844,111,697
Reinvestment of distributions	7,181,951	4,563,280	76,631,881	49,195,534
Shares redeemed	(37,052,127)	(68,422,161)	(395,041,076)	(738,845,301)
Net increase (decrease)	18,546,360	14,451,801	$ 198,147,768	$ 154,461,930
Fidelity Advantage Class
Shares sold	17,990,137	58,703,604	$ 192,179,704	$ 632,430,042
Reinvestment of distributions	2,024,647	1,144,379	21,761,582	12,513,017
Shares redeemed	(43,628,454)	(30,706,968)	(468,242,631)	(336,018,417)
Net increase (decrease)	(23,613,670)	29,141,015	$ (254,301,345)	$ 308,924,642
Spartan Long-Term Treasury Bond Index Fund
Investor Class
Shares sold	12,453,011	22,914,071	$ 131,337,890	$ 252,024,458
Reinvestment of distributions	767,305	354,687	8,115,049	3,836,652
Shares redeemed	(12,388,406)	(12,186,335)	(130,918,916)	(133,862,026)
Net increase (decrease)	831,910	11,082,423	$ 8,534,023	$ 121,999,084
Fidelity Advantage Class
Shares sold	12,397,680	14,958,417	$ 128,650,295	$ 160,277,429
Reinvestment of distributions	235,708	292,510	2,482,831	3,092,980
Shares redeemed	(8,258,537)	(13,309,125)	(87,839,432)	(146,384,848)
Net increase (decrease)	4,374,851	1,941,802	$ 43,293,694	$ 16,985,561

Annual Report

Notes to Financial Statements - continued

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed Income Trust and the Shareholders of Spartan Short-Term Treasury Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund, and Spartan Long-Term Treasury Bond Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Spartan Short-Term Treasury Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund, and Spartan Long-Term Treasury Bond Index Fund (the Funds), each a fund of Fidelity Fixed Income Trust at February 28, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Fixed Income Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 16, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates ("Statement of Policy"). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer ("CCO"), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Prior to his retirement, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (48)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities.

Spartan Short-Term Treasury Bond Index Fund	Pay Date	Record Date	Dividends	Capital Gains
Investor Class	04/19/2010	04/16/2010	-	$0.01
Advantage Class	04/19/2010	04/16/2010	-	$0.01
Spartan Intermediate Treasury Bond Index Fund	Pay Date	Record Date	Dividends	Capital Gains
Investor Class	04/19/2010	04/16/2010	-	$0.038
Advantage Class	04/19/2010	04/16/2010	-	$0.038
Spartan Long-Term Treasury Bond Index Fund	Pay Date	Record Date	Dividends	Capital Gains
Investor Class	04/19/2010	04/16/2010	-	-
Advantage Class	04/19/2010	04/16/2010	-	-

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 28, 2010 or, if subsequently determined to be different, the net capital gain of such year.

Fund
Spartan Short-Term Treasury Bond Index Fund	$3,818,873
Spartan Intermediate Treasury Bond Index Fund	$41,244,609
Spartan Long-Term Treasury Bond Index Fund	$2,684,596

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Spartan Short-Term Treasury Bond Index Fund
Investor Class	100%
Advantage Class	100%
Spartan Intermediate Treasury Bond Index Fund
Investor Class	99.91%
Advantage Class	99.91%
Spartan Long-Term Treasury Bond Index Fund
Investor Class	100%
Advantage Class	100%

Annual Report

Distributions - continued

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2010 to February 28, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fund
Spartan Short-Term Treasury Bond Index Fund	$1,417,102
Spartan Intermediate Treasury Bond Index Fund	$7,291,498
Spartan Long-Term Treasury Bond Index Fund	$1,597,421

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	29,535,490,304.51	95.434
Withheld	1,412,983,688.53	4.566
TOTAL	30,948,473,993.04	100.000
Albert R. Gamper, Jr.
Affirmative	29,631,645,146.15	95.745
Withheld	1,316,828,846.89	4.255
TOTAL	30,948,473,993.04	100.000
Abigail P. Johnson
Affirmative	29,481,082,358.76	95.259
Withheld	1,467,391,634.28	4.741
TOTAL	30,948,473,993.04	100.000
Arthur E. Johnson
Affirmative	29,601,580,051.86	95.648
Withheld	1,346,893,941.18	4.352
TOTAL	30,948,473,993.04	100.000
Michael E. Kenneally
Affirmative	29,688,902,929.52	95.930
Withheld	1,259,571,063.52	4.070
TOTAL	30,948,473,993.04	100.000
James H. Keyes
Affirmative	29,647,356,020.99	95.796
Withheld	1,301,117,972.05	4.204
TOTAL	30,948,473,993.04	100.000
Marie L. Knowles
Affirmative	29,665,215,088.51	95.854
Withheld	1,283,258,904.53	4.146
TOTAL	30,948,473,993.04	100.000
Kenneth L. Wolfe
Affirmative	29,580,330,647.68	95.579
Withheld	1,368,143,345.36	4.421
TOTAL	30,948,473,993.04	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	22,342,326,668.95	72.192
Against	5,700,226,054.43	18.418
Abstain	2,112,037,717.17	6.825
Broker Non-Votes	793,883,552.49	2.565
TOTAL	30,948,473,993.04	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Intermediate Treasury Bond Index Fund/Spartan Long-Term Treasury Bond Index Fund/Spartan Short-Term Treasury Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against (i) a broad-based securities market index and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. Because each fund had been in existence less than five calendar years, for each fund the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2008, the cumulative total returns of Fidelity Advantage Class and Investor Class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Spartan Intermediate Treasury Bond Index Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Advantage Class of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown, but considered that the performance of the fund and benchmark may vary due to fees, transaction costs, and valuation, which apply to the fund but not to the benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance during 2009.

Annual Report

Spartan Long-Term Treasury Bond Index Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Advantage Class of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of Fidelity Advantage Class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance during 2009.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Spartan Short-Term Treasury Bond Index Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Advantage Class of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown, but considered that the performance of the fund and benchmark may vary due to fees, transaction costs, and valuation, which apply to the fund but not to the benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is narrower than the Lipper peer group used by the Board for performance comparisons. The Board considered that FMR created a mapped group comprising only those funds that Lipper identifies as "pure index" funds, and that FMR considers this smaller universe of funds to be a more meaningful comparison than a universe comprising primarily actively managed funds. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 11% would mean that 89% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. For a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and custody fees) from the fund's management fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in "fund level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under each fund's management contract.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Spartan Intermediate Treasury Bond Index Fund

Spartan Long-Term Treasury Bond Index Fund

Annual Report

Spartan Short-Term Treasury Bond Index Fund

The Board noted that each fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the contractual arrangements for each fund (i) oblige FMR to pay all "class-level" expenses of Investor Class of each fund and limit the total expenses of Investor Class of each fund to 20 basis points, and (ii) oblige FMR to pay all "class-level" expenses of Fidelity Advantage Class of each fund and limit the total expenses of Fidelity Advantage Class of each fund to 10 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expenses of Fidelity Advantage Class of each fund ranked below its competitive median for 2008 and the total expenses of Investor Class of each fund ranked equal to its competitive median for 2008.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Annual Report

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

LBX-UANN-0410
1.821047.104

Item 2. Code of Ethics

As of the end of the period, February 28, 2010, Fidelity Fixed-Income Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Money Market Portfolio, Spartan Intermediate Treasury Bond Index Fund, Spartan Long-Term Treasury Bond Index Fund and Spartan Short-Term Treasury Bond Index Fund (the "Funds"):

Services Billed by PwC

February 28, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Money Market Portfolio	$50,000	$-	$2,000	$6,800
Spartan Intermediate Treasury Bond Index Fund	$64,000	$-	$3,200	$2,400
Spartan Long-Term Treasury Bond Index Fund	$61,000	$-	$3,200	$1,500
Spartan Short-Term Treasury Bond Index Fund	$62,000	$-	$3,200	$1,700

February 28, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Money Market Portfolio	$49,000	$-	$2,000	$6,400
Spartan Intermediate Treasury Bond Index Fund	$64,000	$-	$3,200	$2,100
Spartan Long-Term Treasury Bond Index Fund	$62,000	$-	$3,200	$1,400
Spartan Short-Term Treasury Bond Index Fund	$62,000	$-	$3,200	$1,600

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	February 28, 2010A	February 28, 2009A
Audit-Related Fees	$2,250,000	$2,985,000
Tax Fees	$-	$2,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	February 28, 2010 A	February 28, 2009 A,B
PwC	$4,305,000	$3,635,000

A Amounts may reflect rounding.

B Reflects current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 27, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 27, 2010